Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Disclosures
Short-term employee benefits	₨ 57,906	₨ 51,606	₨ 49,436
Contributions to defined contribution plans	70	721	691
Bonus	18,060	58,551
Directors Sitting fee’s	14,143	15,100	14,237
Share based payment	11,794	95,563	181,294
Total compensation paid to key management personnel	₨ 101,973	₨ 221,541	₨ 245,658